Schedule of Investments (unaudited)	iShares® MSCI Japan Equal Weighted ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.8%
SG Holdings Co. Ltd.	1,400	$30,900
Yamato Holdings Co. Ltd.	1,400	30,904
		61,804
Airlines — 0.7%
ANA Holdings Inc.(a)	1,200	23,614
Japan Airlines Co. Ltd.(a)	1,400	25,236
		48,850
Auto Components — 2.2%
Aisin Corp.	800	29,357
Bridgestone Corp.	600	24,059
Denso Corp.	400	29,262
Koito Manufacturing Co. Ltd.	400	22,938
Stanley Electric Co. Ltd.	1,000	25,982
Sumitomo Electric Industries Ltd.	2,200	28,796
		160,394
Automobiles — 2.9%
Honda Motor Co. Ltd.	1,000	27,385
Isuzu Motors Ltd.	2,000	26,805
Mazda Motor Corp.(a)	3,200	25,816
Nissan Motor Co. Ltd.(a)	5,400	26,701
Subaru Corp.	1,400	26,368
Suzuki Motor Corp.	600	24,221
Toyota Motor Corp.	1,600	28,383
Yamaha Motor Co. Ltd.	1,200	30,178
		215,857
Banks — 3.5%
Chiba Bank Ltd. (The)	5,000	29,011
Concordia Financial Group Ltd.	7,800	28,292
Japan Post Bank Co. Ltd.	3,600	29,414
Mitsubishi UFJ Financial Group Inc.	5,400	28,520
Mizuho Financial Group Inc.	2,280	28,109
Resona Holdings Inc.	7,800	28,486
Shizuoka Bank Ltd. (The)	4,000	28,120
Sumitomo Mitsui Financial Group Inc.	800	26,028
Sumitomo Mitsui Trust Holdings Inc.	1,000	31,236
		257,216
Beverages — 1.5%
Asahi Group Holdings Ltd.	800	29,504
Ito En Ltd.	400	23,537
Kirin Holdings Co. Ltd.	1,800	28,679
Suntory Beverage & Food Ltd.	800	28,221
		109,941
Building Products — 1.4%
AGC Inc.	600	29,218
Daikin Industries Ltd.	100	20,363
Lixil Corp.	1,200	29,357
TOTO Ltd.	600	26,542
		105,480
Capital Markets — 1.6%
Daiwa Securities Group Inc.	5,400	29,946
Japan Exchange Group Inc.	1,400	30,312
Nomura Holdings Inc.	7,000	29,331
SBI Holdings Inc.	1,200	30,787
		120,376
Chemicals — 5.2%
Asahi Kasei Corp.	3,000	28,050
Security	Shares	Value

Chemicals (continued)
JSR Corp.	800	$29,762
Kansai Paint Co. Ltd.	1,200	26,939
Mitsubishi Chemical Holdings Corp.	3,600	28,142
Mitsubishi Gas Chemical Co. Inc.	1,800	29,769
Mitsui Chemicals Inc.	1,000	26,637
Nippon Paint Holdings Co. Ltd.	2,600	27,282
Nippon Sanso Holdings Corp.	1,200	25,308
Nissan Chemical Corp.	400	23,006
Nitto Denko Corp.	400	27,732
Shin-Etsu Chemical Co. Ltd.	200	33,313
Sumitomo Chemical Co. Ltd.	6,000	27,522
Toray Industries Inc.	4,800	27,754
Tosoh Corp.	2,000	28,592
		389,808
Commercial Services & Supplies — 1.5%
Dai Nippon Printing Co. Ltd.	1,200	28,164
Secom Co. Ltd.	400	27,077
Sohgo Security Services Co. Ltd.	600	25,576
Toppan Inc.	1,800	27,284
		108,101
Construction & Engineering — 1.5%
Kajima Corp.	2,400	26,395
Obayashi Corp.	3,800	27,911
Shimizu Corp.	4,600	28,980
Taisei Corp.	1,000	29,111
		112,397
Diversified Financial Services — 1.1%
Mitsubishi HC Capital Inc.	6,200	29,102
ORIX Corp.	1,400	27,585
Tokyo Century Corp.	600	28,537
		85,224
Diversified Telecommunication Services — 0.4%
Nippon Telegraph & Telephone Corp.	1,000	27,516
Electric Utilities — 1.2%
Chubu Electric Power Co. Inc.	3,000	30,264
Kansai Electric Power Co. Inc. (The)	3,400	30,717
Tokyo Electric Power Co. Holdings Inc.(a)	11,200	29,884
		90,865
Electrical Equipment — 1.1%
Fuji Electric Co. Ltd.	600	31,236
Mitsubishi Electric Corp.	2,200	27,488
Nidec Corp.	200	22,902
		81,626
Electronic Equipment, Instruments & Components — 4.1%
Azbil Corp.	600	26,448
Hamamatsu Photonics KK	400	24,558
Hirose Electric Co. Ltd.	200	33,541
Ibiden Co. Ltd.	600	37,100
Kyocera Corp.	400	23,708
Murata Manufacturing Co. Ltd.	400	29,346
Omron Corp.	400	38,432
Shimadzu Corp.	800	33,920
TDK Corp.	800	31,648
Yokogawa Electric Corp.	1,600	29,994
		308,695
Entertainment — 2.9%
Capcom Co. Ltd.	1,000	24,890

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Equal Weighted ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Entertainment (continued)
Koei Tecmo Holdings Co. Ltd.	720	$30,000
Konami Holdings Corp.	600	30,673
Nexon Co. Ltd.	1,400	27,794
Nintendo Co. Ltd.	100	44,102
Square Enix Holdings Co. Ltd.	600	31,392
Toho Co. Ltd.	600	26,629
		215,480
Equity Real Estate Investment Trusts (REITs) — 3.4%
Daiwa House REIT Investment Corp.	12	34,352
GLP J-REIT	18	28,711
Japan Metropolitan Fund Invest	34	29,336
Japan Real Estate Investment Corp.	6	34,724
Nippon Building Fund Inc.	6	37,079
Nippon Prologis REIT Inc.	10	32,661
Nomura Real Estate Master Fund Inc.	20	28,514
Orix JREIT Inc.	18	28,703
		254,080
Food & Staples Retailing — 2.7%
Aeon Co. Ltd.	1,200	27,988
Cosmos Pharmaceutical Corp.	200	31,033
Kobe Bussan Co. Ltd.	800	30,157
Lawson Inc.	600	29,418
Seven & i Holdings Co. Ltd.	800	32,222
Tsuruha Holdings Inc.	200	22,626
Welcia Holdings Co. Ltd.	800	28,446
		201,890
Food Products — 2.8%
Ajinomoto Co. Inc.	1,000	29,984
Kikkoman Corp.	400	30,535
MEIJI Holdings Co. Ltd.	400	23,542
Nisshin Seifun Group Inc.	2,000	28,763
Nissin Foods Holdings Co. Ltd.	400	29,401
Toyo Suisan Kaisha Ltd.	800	32,372
Yakult Honsha Co. Ltd.	600	30,109
		204,706
Gas Utilities — 0.8%
Osaka Gas Co. Ltd.	2,000	32,128
Tokyo Gas Co. Ltd.	1,800	30,794
		62,922
Health Care Equipment & Supplies — 1.9%
Asahi Intecc Co. Ltd.	1,200	26,303
Hoya Corp.	200	31,657
Olympus Corp.	1,400	31,281
Sysmex Corp.	200	24,877
Terumo Corp.	600	24,434
		138,552
Health Care Providers & Services — 0.4%
Medipal Holdings Corp.	1,600	28,756

Health Care Technology — 0.4%
M3 Inc.	600	32,255

Hotels, Restaurants & Leisure — 0.8%
McDonald's Holdings Co. Japan Ltd.	600	26,778
Oriental Land Co. Ltd.	200	31,427
		58,205
Household Durables — 2.8%
Iida Group Holdings Co. Ltd.	1,400	28,910
Open House Co. Ltd.	400	22,789
Security	Shares	Value

Household Durables (continued)
Panasonic Corp.	2,800	$30,527
Rinnai Corp.	200	18,922
Sekisui Chemical Co. Ltd.	1,800	29,240
Sekisui House Ltd.	1,400	27,209
Sharp Corp.	2,600	29,005
Sony Group Corp.	200	24,402
		211,004
Household Products — 0.8%
Lion Corp.	2,000	28,407
Unicharm Corp.	800	34,653
		63,060
Industrial Conglomerates — 0.7%
Hitachi Ltd.	400	23,432
Toshiba Corp.	800	31,931
		55,363
Insurance — 2.8%
Dai-ichi Life Holdings Inc.	1,400	28,048
Japan Post Holdings Co. Ltd.	4,000	30,145
Japan Post Insurance Co. Ltd.	2,000	30,895
MS&AD Insurance Group Holdings Inc.	1,000	29,159
Sompo Holdings Inc.	800	32,854
T&D Holdings Inc.	2,400	28,208
Tokio Marine Holdings Inc.	600	30,132
		209,441
Interactive Media & Services — 0.8%
Kakaku.com Inc.	1,000	27,941
Z Holdings Corp.	4,200	27,798
		55,739
Internet & Direct Marketing Retail — 1.1%
Mercari Inc.(a)	400	24,128
Rakuten Group Inc.	2,800	28,577
ZOZO Inc.	800	25,357
		78,062
IT Services — 4.0%
Fujitsu Ltd.	200	33,057
GMO Payment Gateway Inc.	200	26,650
Itochu Techno-Solutions Corp.	1,000	32,532
NEC Corp.	600	27,070
Nomura Research Institute Ltd.	600	25,651
NTT Data Corp.	1,400	29,545
Obic Co. Ltd.	200	36,783
Otsuka Corp.	600	27,420
SCSK Corp.	1,600	30,303
TIS Inc.	1,000	30,825
		299,836
Leisure Products — 1.2%
Bandai Namco Holdings Inc.	400	31,133
Shimano Inc.	100	27,659
Yamaha Corp.	600	30,793
		89,585
Machinery — 6.4%
Daifuku Co. Ltd.	400	31,960
FANUC Corp.	100	19,604
Hino Motors Ltd.	3,400	28,059
Hitachi Construction Machinery Co. Ltd.	1,000	28,891
Hoshizaki Corp.	400	30,391
Komatsu Ltd.	1,200	27,148
Kubota Corp.	1,600	33,293

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Equal Weighted ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Kurita Water Industries Ltd.	600	$27,947
Makita Corp.	800	35,126
Minebea Mitsumi Inc.	1,200	31,579
Misumi Group Inc.	800	33,730
Mitsubishi Heavy Industries Ltd.	1,200	26,917
Miura Co. Ltd.	800	27,959
NGK Insulators Ltd.	1,800	28,427
Toyota Industries Corp.	400	32,809
Yaskawa Electric Corp.	800	35,707
		479,547
Marine — 0.4%
Nippon Yusen KK.	400	25,908

Media — 1.1%
CyberAgent Inc.	1,600	29,448
Dentsu Group Inc.	800	25,335
Hakuhodo DY Holdings Inc.	2,000	29,589
		84,372
Metals & Mining — 1.5%
Hitachi Metals Ltd.(a)	1,600	29,706
JFE Holdings Inc.	2,400	27,355
Nippon Steel Corp.	1,800	26,538
Sumitomo Metal Mining Co. Ltd.	800	29,569
		113,168
Multiline Retail — 0.7%
Pan Pacific International Holdings Corp.	1,600	27,312
Ryohin Keikaku Co. Ltd.	1,600	25,820
		53,132
Oil, Gas & Consumable Fuels — 1.2%
ENEOS Holdings Inc.	7,800	28,956
Idemitsu Kosan Co. Ltd.	1,200	30,869
Inpex Corp.	3,600	29,457
		89,282
Paper & Forest Products — 0.4%
Oji Holdings Corp.	6,000	27,609
Personal Products — 1.8%
Kao Corp.	600	30,607
Kobayashi Pharmaceutical Co. Ltd.	400	31,493
Kose Corp.	200	24,067
Pola Orbis Holdings Inc.	1,600	28,510
Shiseido Co. Ltd.	400	22,928
		137,605
Pharmaceuticals — 5.0%
Astellas Pharma Inc.	1,800	28,225
Chugai Pharmaceutical Co. Ltd.	900	29,154
Daiichi Sankyo Co. Ltd.	1,200	29,827
Eisai Co. Ltd.	400	24,174
Kyowa Kirin Co. Ltd.	1,000	27,934
Nippon Shinyaku Co. Ltd.	400	29,616
Ono Pharmaceutical Co. Ltd.	1,400	30,879
Otsuka Holdings Co. Ltd.	800	28,976
Santen Pharmaceutical Co. Ltd.	2,200	29,123
Shionogi & Co. Ltd.	400	27,925
Sumitomo Dainippon Pharma Co. Ltd.	2,400	29,250
Taisho Pharmaceutical Holdings Co. Ltd.	600	29,498
Takeda Pharmaceutical Co. Ltd.	1,000	26,753
		371,334
Security	Shares	Value

Professional Services — 1.5%
Benefit One Inc.	600	$28,239
Nihon M&A Center Holdings Inc.	1,000	29,339
Persol Holdings Co. Ltd.	1,000	28,793
Recruit Holdings Co. Ltd.	400	24,288
		110,659
Real Estate Management & Development — 2.5%
Daito Trust Construction Co. Ltd.	200	21,662
Daiwa House Industry Co. Ltd.	1,000	29,040
Hulic Co. Ltd.	3,000	28,381
Mitsubishi Estate Co. Ltd.	2,000	27,488
Mitsui Fudosan Co. Ltd.	1,400	28,777
Nomura Real Estate Holdings Inc.	1,200	26,019
Sumitomo Realty & Development Co. Ltd.	800	24,954
		186,321
Road & Rail — 4.1%
Central Japan Railway Co.	200	27,495
East Japan Railway Co.	400	24,524
Hankyu Hanshin Holdings Inc.	1,000	29,629
Keio Corp.	600	26,978
Keisei Electric Railway Co. Ltd.	1,000	27,358
Kintetsu Group Holdings Co. Ltd.(a)	1,000	28,722
Nippon Express Co. Ltd.	600	34,158
Odakyu Electric Railway Co. Ltd.	1,400	26,965
Tobu Railway Co. Ltd.	1,200	27,120
Tokyu Corp.	2,000	27,644
West Japan Railway Co.	600	25,855
		306,448
Semiconductors & Semiconductor Equipment — 2.9%
Advantest Corp.	400	34,920
Lasertec Corp.	200	51,937
Renesas Electronics Corp.(a)	2,200	27,644
Rohm Co. Ltd.	200	18,573
SUMCO Corp.	1,400	30,347
Tokyo Electron Ltd.	100	52,547
		215,968
Software — 1.0%
Oracle Corp. Japan.	400	39,238
Trend Micro Inc.	600	34,598
		73,836
Specialty Retail — 1.3%
Hikari Tsushin Inc.	200	28,961
Nitori Holdings Co. Ltd.	200	31,697
USS Co. Ltd.	2,400	35,209
		95,867
Technology Hardware, Storage & Peripherals — 2.0%
Brother Industries Ltd.	1,600	27,460
Canon Inc.	1,400	30,790
FUJIFILM Holdings Corp.	400	31,464
Ricoh Co. Ltd.	3,200	28,232
Seiko Epson Corp.	1,800	29,022
		146,968
Tobacco — 0.4%
Japan Tobacco Inc.	1,400	27,884

Trading Companies & Distributors — 2.7%
ITOCHU Corp.	1,000	28,598
Marubeni Corp.	3,400	30,404
Mitsubishi Corp.	1,000	29,734

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Equal Weighted ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
Mitsui & Co. Ltd.	1,400	$31,477
MonotaRO Co. Ltd.	1,400	27,562
Sumitomo Corp.	2,000	27,231
Toyota Tsusho Corp.	600	25,982
		200,988
Wireless Telecommunication Services — 1.1%
KDDI Corp.	1,000	29,015
Softbank Corp.	2,200	30,282
SoftBank Group Corp.	400	21,021
		80,318

Total Common Stocks — 99.0%
(Cost: $6,948,477)		7,370,300

Total Investments in Securities — 99.0%
(Cost: $6,948,477)		7,370,300

Other Assets, Less Liabilities — 1.0%		76,796

Net Assets — 100.0%		$7,447,096

(a)	Non-income producing security.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	3	12/09/21	$50	$(4,066)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Equal Weighted ETF
November 30, 2021

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$28,711	$7,341,589	$—	$7,370,300
Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	(4,066)	$—	$(4,066)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.